Earnings per share - Additional Information (Detail) - shares	Feb. 24, 2021	Dec. 31, 2020	Aug. 12, 2020	Feb. 19, 2020
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding	70,939		86,978	2,108,542
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding	70,939	2,195,520